Share-based compensation - Deferred And Restricted Share Units (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) EquityInstruments shares	Dec. 31, 2022 CAD ($) EquityInstruments shares
Share based compensation
Number of common share to be issued for each DSU | shares	1
Share based compensation expense | $	$ 4.2	$ 3.4
Closing price of common shares | shares	3.85
Marginal tax rate	53.30%
Deferred share units
Share based compensation
Balance - Beginning of period	206,426	79,781
Granted	99,170	137,528
Settled | shares	(10,883)	(10,883)
Balance - End of period	294,713	206,426
Balance - Vested	195,543	68,898
Restricted share units
Share based compensation
Balance - Beginning of period	1,054,194	345,377
Granted	261,900	794,500
Settled | shares	(95,459)	(49,118)
Forfeited	(142,350)	(36,565)
Balance - End of period	1,078,285	1,054,194
Deferred and restricted share units
Share based compensation
Share based compensation expense | $	$ 4.0	$ 4.3
Settlement based on RSU and DSU vested | $	0.4	0.2
Settlement based on RSU and DSU outstanding | $	$ 2.8	$ 3.9